Selected Statement of Operations Data - Schedule of Revenue by Major Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenues			17.00%
Customer B [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenues			11.00%